CHIEF INVESTMENT OFFICER'S MARKET OVERVIEW LETTER
FIRST INVESTORS SERIES FUND
BLUE CHIP FUND, INSURED INTERMEDIATE TAX EXEMPT FUND,
INVESTMENT GRADE FUND, SPECIAL SITUATIONS FUND and TOTAL RETURN FUND

Dear Investor:

We are pleased to present the semi-annual report for the funds of First Investors Series Fund for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June
30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

     [SIGNATURE]

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS BLUE CHIP FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--94.5%
            BASIC MATERIALS--2.7%
   44,600   Allegheny Teledyne, Inc.                           $  1,020,225     $    22
   81,500   *Bethlehem Steel Corporation                          1,013,656          22
   49,600   Bowater, Inc.                                         2,343,600          50
   61,200   Du Pont (E.I.) de Nemours & Company                   4,567,050          98
   42,500   Ecolab, Inc.                                          1,317,500          28
   42,100   Monsanto Company                                      2,352,337          51
---------------------------------------------------------------------------------------
                                                                 12,614,368         271
---------------------------------------------------------------------------------------
            CAPITAL GOODS--9.3%
   60,200   AMP, Inc.                                             2,069,375          44
   53,600   Avery Dennison Corporation                            2,881,000          62
   39,500   Corning, Inc.                                         1,372,625          29
   23,900   Emerson Electric Company                              1,442,962          31
  151,700   General Electric Company                             13,804,700         297
   89,700   Ingersoll-Rand Company                                3,952,406          85
   10,600   Lockheed Martin Corporation                           1,122,275          24
   21,000   Minnesota Mining and Manufacturing Company            1,725,937          37
   35,400   Pitney-Bowes, Inc.                                    1,703,625          37
   39,200   Textron, Inc.                                         2,810,150          60
   63,300   Tyco International, Ltd.                              3,987,900          86
   12,500   United Technologies Corporation                       1,156,250          25
  103,500   *Waste Management, Inc.                               5,110,312         110
---------------------------------------------------------------------------------------
                                                                 43,139,517         927
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--5.2%
   98,100   *AirTouch Communications, Inc.                        5,732,719         123
   84,000   Bell Atlantic Corporation                             3,832,500          82
   24,800   Century Telephone Enterprises, Inc.                   1,137,700          24
   52,300   GTE Corporation                                       2,909,187          63
   17,700   MCI Communications Corporation                        1,028,812          22
   99,459   *Qwest Communications International, Inc.             3,468,633          75
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES (continued)
   95,600   SBC Communications, Inc.                           $  3,824,000     $    82
   49,700   *WorldCom, Inc.                                       2,407,344          52
---------------------------------------------------------------------------------------
                                                                 24,340,895         523
---------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--9.8%
   35,400   *CompUSA, Inc.                                          639,412          14
   68,600   *Costco Companies, Inc.                               4,326,087          93
   24,800   Federal-Mogul Corporation                             1,674,000          36
   64,400   *Federated Department Stores, Inc.                    3,465,525          74
   60,300   Hilton Hotels Corporation                             1,718,550          37
   39,450   Home Depot, Inc.                                      3,276,816          70
   92,300   *Lear Corporation                                     4,736,144         102
   60,300   Masco Corporation                                     3,648,150          78
   71,200   Mattel, Inc.                                          3,012,650          65
   35,500   McGraw-Hill Companies, Inc.                           2,895,469          62
   61,000   New York Times Company - Class "A"                    4,834,250         104
   52,600   Ogden Corporation                                     1,456,362          31
   56,600   Omnicom Group, Inc.                                   2,822,925          61
  116,000   Wal-Mart Stores, Inc.                                 7,047,000         151
---------------------------------------------------------------------------------------
                                                                 45,553,340         978
---------------------------------------------------------------------------------------
            CONSUMER STAPLES--13.9%
   69,600   Anheuser-Busch Companies, Inc.                        3,284,250          71
   80,250   *Apollo Group, Inc.                                   2,653,266          57
   64,800   Bestfoods                                             3,762,450          81
   53,000   *Chancelor Media Corporation                          2,631,784          57
   63,900   Coca-Cola Company                                     5,463,450         117
   32,400   Comcast Corporation - Special Class "A"               1,315,239          28
   35,600   Fort James Corporation                                1,584,200          34
   91,900   General Mills, Inc.                                   6,283,663         135
  100,000   *Host Marriott Corporation                            1,781,250          38
   28,800   Kimberly-Clark Corporation                            1,321,200          28
   70,900   *Outback Steakhouse, Inc.                             2,765,100          59
   65,900   Procter & Gamble Company                              6,001,019         129
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS BLUE CHIP FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER STAPLES (continued)
   72,500   Rite Aid Corporation                               $  2,723,281     $    59
   35,400   Rubbermaid, Inc.                                      1,174,838          25
   49,590   *Safeway, Inc.                                        2,017,693          43
   67,500   Sara Lee Corporation                                  3,775,781          81
   62,830   *Tele-Communications, Inc. Liberty Media Group -
              Series "A"                                          2,438,589          52
   57,300   Time Warner, Inc.                                     4,895,569         105
   46,400   Unilever, N.V.                                        3,662,700          79
   72,400   *USA Networks, Inc.                                   1,819,050          39
   30,800   Walt Disney Company                                   3,235,925          70
---------------------------------------------------------------------------------------
                                                                 64,590,297       1,387
---------------------------------------------------------------------------------------
            ENERGY--7.0%
   49,200   Amoco Corporation                                     2,047,950          44
   33,300   Chevron Corporation                                   2,765,981          59
   71,000   ENSCO International, Inc.                             1,233,625          27
  124,600   Exxon Corporation                                     8,885,538         191
   12,300   Kerr-McGee Corporation                                  711,863          15
   56,600   Mobil Corporation                                     4,336,975          93
  105,400   Royal Dutch Petroleum Company                         5,777,238         124
   24,500   Schlumberger, Ltd.                                    1,673,656          36
   31,900   Texaco, Inc.                                          1,904,031          41
  106,700   Tosco Corporation                                     3,134,313          67
---------------------------------------------------------------------------------------
                                                                 32,471,170         697
---------------------------------------------------------------------------------------
            FINANCIAL--16.9%
   37,000   Allstate Corporation                                  3,387,813          73
   23,500   American Express Company                              2,679,000          58
   36,200   American International Group, Inc.                    5,285,200         114
   34,800   Banc One Corporation                                  1,942,275          42
   21,200   Bank of New York Company, Inc.                        1,286,575          28
   34,800   BankAmerica Corporation                               3,008,025          65
  105,600   BankBoston Corporation                                5,874,000         126
   63,600   Chase Manhattan Corporation                           4,801,800         103
   24,800   Citicorp                                              3,701,400          80
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            FINANCIAL (continued)
   71,400   Conseco, Inc.                                      $  3,337,950     $    72
   59,200   Fannie Mae                                            3,596,400          77
   44,200   Fifth Third Bancorp                                   2,784,600          60
   16,300   First Chicago NBD Corporation                         1,444,588          31
   88,900   First Union Corporation                               5,178,425         111
   79,300   Freddie Mac                                           3,732,056          80
   24,800   Golden West Financial Corporation                     2,636,550          57
   45,900   Jefferson-Pilot Corporation                           2,659,331          57
   38,200   Merrill Lynch & Company, Inc.                         3,523,950          76
   24,900   Morgan Stanley, Dean Witter, Discover and Company     2,275,238          49
   36,700   NationsBank Corporation                               2,807,550          60
  141,400   Norwest Corporation                                   5,284,825         114
   53,200   TIG Holdings, Inc.                                    1,223,600          26
   71,200   Travelers Group, Inc.                                 4,316,500          93
   21,300   Wachovia Corporation                                  1,799,850          39
---------------------------------------------------------------------------------------
                                                                 78,567,501       1,691
---------------------------------------------------------------------------------------
            HEALTHCARE--11.0%
   65,400   Abbott Laboratories                                   2,673,225          57
   48,200   American Home Products Corporation                    2,494,350          54
   30,000   Baxter International, Inc.                            1,614,375          35
   53,200   Bristol-Myers Squibb Company                          6,114,675         131
   35,600   *Genentech, Inc.                                      2,416,350          52
   60,450   *Health Management Associates, Inc. - Class "A"       2,021,297          43
   74,800   *Healthsouth Corporation                              1,996,225          43
   63,600   Johnson & Johnson                                     4,690,500         101
   53,200   Medtronic, Inc.                                       3,391,500          73
   64,900   Merck & Company, Inc.                                 8,680,375         187
   40,300   Pfizer, Inc.                                          4,380,106          94
   27,900   *Tenet Healthcare Corporation                           871,875          19
  100,700   *Total Renal Care Holdings, Inc.                      3,474,150          75
   30,200   United Healthcare Corporation                         1,917,700          41
   65,400   Warner-Lambert Company                                4,537,125          97
---------------------------------------------------------------------------------------
                                                                 51,273,828       1,102
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS BLUE CHIP FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TECHNOLOGY--14.8%
   85,100   Advanced-Micro Devices, Inc.                       $  1,452,019     $    31
   71,600   *Altera Corporation                                   2,116,675          45
   21,200   *ASM Lithography Holding, N.V.                          616,125          13
   35,400   *Bay Networks, Inc.                                   1,141,650          25
  106,700   *Cadence Design Systems, Inc.                         3,334,375          72
   54,100   *Cisco Systems, Inc.                                  4,980,581         107
  142,200   Comdisco, Inc.                                        2,701,800          58
   85,000   Compaq Computer Corporation                           2,411,875          52
   17,700   *Dell Computer Corporation                            1,642,781          35
  140,000   First Data Corporation                                4,663,750         100
   70,900   *Fore Systems, Inc.                                   1,878,850          40
   30,000   Grainger (W.W.), Inc.                                 1,494,375          32
   70,800   HBO & Company                                         2,495,700          54
   72,100   Intel Corporation                                     5,344,413         115
   50,500   International Business Machines Corporation           5,798,031         125
   65,200   Lucent Technologies, Inc.                             5,423,825         117
   51,500   *Microsoft Corporation                                5,581,313         120
   31,200   Northern Telecom, Ltd.                                1,770,600          38
   19,200   Raytheon Company - Class "B"                          1,135,200          24
   70,900   *Seagate Technology, Inc.                             1,688,306          36
   82,700   *Sterling Commerce, Inc.                              4,010,950          86
   35,600   *Tellabs, Inc.                                        2,549,850          55
   46,700   Xerox Corporation                                     4,745,888         102
---------------------------------------------------------------------------------------
                                                                 68,978,932       1,482
---------------------------------------------------------------------------------------
            UTILITIES--3.9%
   42,500   *AES Corporation                                      2,233,906          48
   44,400   Duke Energy Corporation                               2,630,700          57
   88,800   Enron Corporation                                     4,800,750         103
   55,300   FPL Group, Inc.                                       3,483,900          75
  143,600   Williams Companies, Inc.                              4,846,500         104
---------------------------------------------------------------------------------------
                                                                 17,995,756         387
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $303,686,653)    439,525,604       9,445
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--5.1%
$   5,700M  Associates Corp. of North America, 5.51%, 7/14/98  $  5,688,659     $   122
    2,000M  Bell Atlantic Financial Corp., 5.51%, 7/10/98         1,997,245          43
    5,400M  Carolina Power & Light Co., 5.51%, 7/7/98             5,395,041         116
    6,000M  Dupont (E.I.) de Nemours & Co., 5.50%, 7/8/98         5,993,595         129
    2,750M  General Electric Capital Corp., 5.60%, 7/28/98        2,738,450          59
      700M  Merrill Lynch & Co., Inc., 5.55%, 7/30/98               696,870          15
    1,400M  National Rural Utilities Coop. Fin. Corp., 5.50%,
              7/17/98                                             1,396,578          30
---------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $23,906,438)                                        23,906,438         514
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $327,593,091)          99.6%   463,432,042       9,959
OTHER ASSETS, LESS LIABILITIES                            .4      1,920,213          41
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $465,352,255     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
   AMOUNT   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            MUNICIPAL BONDS--102.7%
            ALABAMA--3.9%
$     500M  Mobile General Obligation, Zero Coupon, 2/15/2008  $  317,575     $   387
-------------------------------------------------------------------------------------
            ALASKA--2.7%
      200M  Anchorage General Obligation, 6.50%, 7/1/2004         223,224         272
-------------------------------------------------------------------------------------
            ARIZONA--21.1%
      255M  Apache Junction Water Utils. Cmnty. Fac. Dist.
              Rev., 5%, 7/1/2003                                  264,088         322
      275M  Maricopa County Uni. Sch. Dist. #216 (Aqua Fria),
              4.30%, 7/1/2006                                     272,973         333
      275M  Maricopa County Uni. Sch. Dist. Gen. Oblig. #44
              (Avondale), 4.375%, 7/1/2008                        273,127         333
      250M  Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
              (Chandler), 6.60%, 7/1/2006                         287,420         350
      250M  Phoenix Civic Impt. Corp. Mun. Facs. Excise Tax
              Rev., 6.75%, 7/1/2004                               282,585         344
      350M  Yuma County Sch. Dist. #13 (Crane), 4.40%,
              7/1/2007                                            349,734         426
-------------------------------------------------------------------------------------
                                                                1,729,927       2,108
-------------------------------------------------------------------------------------
            CALIFORNIA--2.0%
      150M  Pittsburg Pub. Fing. Auth. Wastewater Rev.,
              6.80%, 6/1/2001*                                    164,250         200
-------------------------------------------------------------------------------------
            ILLINOIS--21.5%
            Cook County High School District General
              Obligation #205:
      250M    5.40%, 12/1/2001                                    260,372         317
      200M    5.90%, 12/1/2003                                    211,750         258
      250M  Chicago Board of Education, 6%, 12/1/2007             278,680         340
      250M  Chicago General Obligation, 6.25%, 10/31/2001         266,662         325
      250M  Northwest Subn. Mun. Jt. Action Water Agy.,
              6.35%, 5/1/2006                                     282,645         344
      400M  Regional Transportation Authority, 7.75%,
              6/1/2003                                            460,388         561
-------------------------------------------------------------------------------------
                                                                1,760,497       2,145
-------------------------------------------------------------------------------------
            INDIANA--2.0%
      150M  Valparaiso Indpt. Multi-Schools Bldg. Corp.,
              6.625%, 7/1/2002*                                   166,313         203
-------------------------------------------------------------------------------------
            KENTUCKY--3.1%
      200M  Louisville & Jefferson County Met. Sewer
              District, 10%, 5/15/2004                            258,344         315
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
   AMOUNT   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            LOUISIANA--2.3%
$     175M  Louisiana General Obligation, 7%, 5/1/2001         $  188,344     $   229
-------------------------------------------------------------------------------------
            MICHIGAN--13.5%
      300M  Allegan Pub. Schl. Dist. Gen. Oblig., 6.50%,
              5/1/2007                                            344,670         420
    1,000M  Brighton Area Schl. Dist. Gen. Oblig., Zero
              Coupon, 5/1/2005*                                   366,250         446
      350M  Greater Detroit Resources Recovery Authority
              Revenue, 6.25%, 12/13/2007                          394,359         480
-------------------------------------------------------------------------------------
                                                                1,105,279       1,346
-------------------------------------------------------------------------------------
            NEW JERSEY--2.8%
      200M  New Jersey Econ. Dev. Auth. Mkt. Transition Fac.
              Rev., 7%, 7/1/2004*                                 228,250         278
-------------------------------------------------------------------------------------
            NEW YORK--7.7%
            New York City General Obligation:
      150M    6.625%, 8/1/2002*                                   166,125         202
      250M    8%, 8/1/2005                                        302,188         368
      150M  Niagara Falls Bridge Commission, 6.30%,
              10/1/2002*                                          165,375         202
-------------------------------------------------------------------------------------
                                                                  633,688         772
-------------------------------------------------------------------------------------
            OHIO--2.7%
      200M  Columbus City Sch. Dist. Gen. Oblig., 6.65%,
              12/1/2002*                                          224,000         273
-------------------------------------------------------------------------------------
            OKLAHOMA--3.1%
      250M  Oklahoma State Cap. Impt. Auth. Lease Rev.,
              4.50%, 5/1/2007                                     253,620         309
-------------------------------------------------------------------------------------
            OREGON--1.9%
      150M  Tillamook General Obligation, 5.75%, 1/15/2002        158,699         193
-------------------------------------------------------------------------------------
            PENNSYLVANIA--2.8%
      200M  Pennsylvania Intergovernmental Coop. Auth. Spec.
              Tax Rev., 7%, 6/15/2004                             228,500         278
-------------------------------------------------------------------------------------
            RHODE ISLAND--2.7%
      200M  Rhode Island Depositors Econ. Protection Corp.,
              7.10%, 8/1/2001*                                    221,000         269
-------------------------------------------------------------------------------------
            TEXAS--4.0%
      300M  Harris County Toll Road Gen. Oblig., 6.50%,
              8/15/2002*                                          331,875         404
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
   AMOUNT   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            WASHINGTON--2.9%
$     200M  Snohomish & Island Counties Schl. Dist. Gen.
              Oblig. #401 (Stanwood), 7%, 12/15/2005           $  234,348     $   286
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $8,047,584)           102.7%   8,427,733      10,267
EXCESS OF LIABILITIES OVER OTHER ASSETS                 (2.7)    (219,300)       (267)
-------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $8,208,433     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Municipal bonds which have been prerefunded are shown maturing at the prerefunded call date.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS INVESTMENT GRADE FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CORPORATE BONDS--93.4%
            AEROSPACE/DEFENSE--4.5%
$     750M  Lockheed Martin Corp., 7.25%, 2006                 $   797,532     $   157
      750M  Rockwell International Corp., 8.375%, 2001             793,172         157
      700M  Thiokol Corp., 6.625%, 2008                            705,013         139
--------------------------------------------------------------------------------------
                                                                 2,295,717         453
--------------------------------------------------------------------------------------
            APPAREL/TEXTILES--2.0%
      250M  VF Corp., 9.50%, 2001                                  272,727          54
      740M  Westpoint Stevens, Inc., 7.875%, 2008 (Note 5)         748,325         148
--------------------------------------------------------------------------------------
                                                                 1,021,052         202
--------------------------------------------------------------------------------------
            AUTOMOTIVE--1.5%
      750M  Navistar International, Inc., 7%, 2003                 751,875         148
--------------------------------------------------------------------------------------
            CHEMICALS--3.2%
      750M  Du Pont (E.I.) de Nemours & Co., 8.125%, 2004          828,334         164
      700M  Lubrizol Corp., 7.25%, 2025                            771,984         152
--------------------------------------------------------------------------------------
                                                                 1,600,318         316
--------------------------------------------------------------------------------------
            CONGLOMERATES--3.1%
      700M  Hanson Overseas BV, 7.375%, 2003                       737,351         146
      750M  Tenneco, Inc., 7.875%, 2027                            843,078         166
--------------------------------------------------------------------------------------
                                                                 1,580,429         312
--------------------------------------------------------------------------------------
            CONSUMER PRODUCTS--2.0%
    1,000M  Mattel, Inc., 6.75%, 2000                            1,011,112         200
--------------------------------------------------------------------------------------
            CONSUMER STAPLES--1.4%
      700M  Kroger Co., 7%, 2018                                   719,708         142
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES--11.9%
      750M  Baltimore Gas and Electric Co., 6.50%, 2003            765,553         151
      735M  Consumers Energy Co., 6.375%, 2008 (Note 5)            732,768         145
    1,000M  Duke Energy Corp., 5.875%, 2003                        997,979         197
      800M  Kansas Gas & Electric Co., 7.60%, 2003                 851,765         168
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS INVESTMENT GRADE FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES (continued)
$     350M  Niagara Mohawk Power Corp., 7.625%, 2005           $   357,000     $    70
      525M  Old Dominion Electric Cooperative, 7.97%, 2002         549,540         108
      750M  Philadelphia Electric Co., 8%, 2002                    795,433         157
      925M  Southwestern Electric Power Co., 7%, 2007              981,406         194
--------------------------------------------------------------------------------------
                                                                 6,031,444       1,190
--------------------------------------------------------------------------------------
            ENERGY--5.7%
      700M  Baroid Corp., 8%, 2003                                 756,318         149
      500M  Mobil Corp., 8.625%, 2021                              643,896         127
      725M  Occidental Petroleum Corp., 6.50%, 2005                730,683         144
      750M  Phillips Petroleum Co., 7.20%, 2023                    758,383         150
--------------------------------------------------------------------------------------
                                                                 2,889,280         570
--------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--1.4%
      700M  Walt Disney Company, 6.75%, 2006                       732,130         145
--------------------------------------------------------------------------------------
            FINANCIAL SERVICES--17.2%
      660M  BankAmerica Corp., 9.50%, 2001                         717,656         142
      700M  Chemical Bank, Inc., 7%, 2005                          732,548         145
      800M  Citicorp, 8%, 2003                                     859,910         170
      800M  First Union Corp., 8.125%, 2002                        857,538         169
      750M  Fleet Capital, 7.92%, 2026                             812,972         161
      700M  Key Corp., 7.50%, 2006                                 752,520         149
      750M  Mellon Bank NA, 6.50%, 2005                            767,612         152
      550M  Meridian Bancorp, 7.875%, 2002                         584,784         115
      925M  Morgan Guaranty Trust Co., 7.375%, 2002                965,486         191
      875M  NationsBank Corp., 8.50%, 1999                         889,488         176
      700M  NationsBank Corp., 8.125%, 2002                        752,109         148
--------------------------------------------------------------------------------------
                                                                 8,692,623       1,718
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--7.2%
      750M  Anheuser-Busch Cos., Inc., 7%, 2005                    770,672         152
      500M  Coca-Cola Enterprises, Inc., 7.875%, 2002              528,772         104
      700M  Hershey Foods Corp., 6.70%, 2005                       727,815         144
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO (continued)
$     900M  Philip Morris Cos., Inc., 7.125%, 2002             $   926,468     $   183
      650M  Universal Corp., 9.25%, 2001                           696,828         138
--------------------------------------------------------------------------------------
                                                                 3,650,555         721
--------------------------------------------------------------------------------------
            GAS TRANSMISSION--2.9%
      700M  Columbia Gas System, Inc., 6.80%, 2005                 720,388         142
      700M  Enron Corp., 7.125%, 2007                              733,333         145
--------------------------------------------------------------------------------------
                                                                 1,453,721         287
--------------------------------------------------------------------------------------
            HEALTHCARE--1.4%
      700M  Warner Lambert Co., 6%, 2008                           701,265         138
--------------------------------------------------------------------------------------
            INVESTMENT/FINANCE COMPANIES--5.0%
      700M  Associates Corp. of North America, 7.875%, 2001        739,552         146
      700M  General Electric Capital Corp., 7.875%, 2006           787,370         155
      700M  General Motors Acceptance Corp., 6.625%, 2005          721,388         142
      250M  International Lease Finance Corp., 8.875%, 2001        268,371          53
--------------------------------------------------------------------------------------
                                                                 2,516,681         496
--------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--4.5%
      700M  New York Times Co., Inc., 7.625%, 2005                 761,162         150
      750M  News America Holdings, Inc., 8.50%, 2005               831,691         164
      700M  PanAmSat Corp., 6.375%, 2008 (Note 5)                  696,858         138
--------------------------------------------------------------------------------------
                                                                 2,289,711         452
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--1.6%
      750M  Temple Inland, Inc., 9%, 2001                          808,160         160
--------------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISE--3.1%
      700M  Federated Department Stores, Inc., 7.45%, 2017         754,456         149
      700M  Wal-Mart Stores, Inc., 8%, 2006                        790,887         156
--------------------------------------------------------------------------------------
                                                                 1,545,343         305
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS INVESTMENT GRADE FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TECHNOLOGY--3.7%
$     750M  International Business Machines Corp., 7%, 2025    $   802,954     $   159
      300M  Raytheon Co., 6.55%, 2010                              303,317          60
      725M  Xerox Corp., 7.20%, 2016                               788,310         156
--------------------------------------------------------------------------------------
                                                                 1,894,581         375
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--8.6%
      850M  MCI Communication Corp., 7.50%, 2004                   904,546         179
      700M  New York Telephone Co., 7.25%, 2024                    725,865         143
    1,000M  Pacific Bell Telephone Co., 7%, 2004                 1,046,127         207
      700M  TCI Communications Inc., 6.375%, 2003                  706,318         139
      700M  Teleport Communications Group, Inc., 0%-11.125%,
              2007                                                 598,500         118
      368M  WorldCom, Inc., 8.875%, 2006                           400,200          79
--------------------------------------------------------------------------------------
                                                                 4,381,556         865
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.5%
      700M  Norfolk Southern Corp., 7.35%, 2007                    751,836         148
--------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost $45,482,044)   47,319,097       9,343
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--4.4%
    2,200M  U.S. Treasury Note, 5.50%, 2003 (cost $2,194,672)    2,200,689         435
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--.6%
      300M  Ford Motor Credit Corp., 5.61%, 7/2/98 (cost
              $299,953)                                            299,953          59
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $47,976,669)           98.4%   49,819,739       9,837
OTHER ASSETS, LESS LIABILITIES                           1.6       827,677         163
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $50,647,416     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS SPECIAL SITUATIONS FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--89.8%
            BASIC MATERIALS--4.2%
   68,000   Birmingham Steel Corporation                       $    841,500     $    37
   48,600   Boise Cascade Corporation                             1,591,650          70
   41,000   *ChiRex, Inc.                                           720,062          32
   39,800   *Corn Products International, Inc.                    1,348,225          59
   20,300   Crompton & Knowles Corporation                          511,306          22
   17,100   Dexter Corporation                                      543,994          24
   90,600   *Gaylord Container Corporation - Class "A"              696,487          30
   34,300   Lilly Industries, Inc. - Class "A"                      741,737          32
   51,800   Louisiana-Pacific Corporation                           945,350          41
   22,800   Schulman (A.), Inc.                                     446,025          20
   17,100   Southdown, Inc.                                       1,220,512          53
---------------------------------------------------------------------------------------
                                                                  9,606,848         420
---------------------------------------------------------------------------------------
            CAPITAL GOODS--4.5%
   55,800   *Checkpoint Systems, Inc.                               788,175          34
   35,800   Columbus McKinnon Corporation                           930,800          41
   27,600   *Eastern Environmental Services, Inc.                   938,400          41
   74,900   Gleason Corporation                                   2,106,562          92
   69,000   *ITEQ, Inc.                                             513,187          22
   16,300   JLG Industries, Inc.                                    330,075          14
  120,900   *Newpark Resources, Inc.                              1,345,012          59
   38,568   *Sanmina Corporation                                  1,672,887          73
   50,100   Titan International, Inc.                               851,700          37
   18,700   *Tower Automotive, Inc.                                 801,762          35
---------------------------------------------------------------------------------------
                                                                 10,278,560         448
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--5.5%
   40,000   Cincinnati Bell, Inc.                                 1,145,000          50
   47,200   *Commonwealth Telephone Enterprises, Inc.             1,244,900          54
   67,800   ECI Telecommunications, Ltd. (ADR)                    2,567,925         112
   47,200   *ICG Communications, Inc.                             1,725,750          76
   41,100   *IXC Communications, Inc.                             1,993,350          87
   46,300   *Tel-Save Holdings, Inc.                                682,925          30
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS SPECIAL SITUATIONS FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES (continued)
   30,200   *Western Wireless Corporation - Class "A"          $    602,112     $    26
   54,760   *WorldCom, Inc.                                       2,652,437         116
---------------------------------------------------------------------------------------
                                                                 12,614,399         551
---------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--16.1%
   34,000   *American Skiing Company                                442,000          19
   16,000   *Budget Group, Inc. - Class "A"                         511,000          22
   53,300   *Building Materials Holding Corporation                 736,206          32
   13,000   *Champion Enterprises, Inc.                             381,875          17
   18,500   *Children's Place Retail Stores, Inc.                   181,531           8
    5,100   Dover Downs Entertainment, Inc.                         158,100           7
   54,200   *Eagle Hardware & Garden, Inc.                        1,253,375          55
   36,000   Ethan Allen Interiors, Inc.                           1,797,750          79
   30,450   *Fossil, Inc.                                           757,444          33
   33,700   Fred's, Inc.                                            859,350          38
   33,600   Interface, Inc.                                         678,300          30
   81,500   *International Comfort Products Corporation             988,187          43
   37,500   *Just For Feet, Inc.                                  1,068,750          47
   13,600   Kellwood Company                                        486,200          21
   10,200   *Lamar Advertising Company                              365,925          16
   37,250   *NCO Group, Inc.                                        819,500          36
   70,100   Oakwood Homes Corporation                             2,103,000          92
   64,300   *OfficeMax, Inc.                                      1,060,950          46
   88,900   Ogden Corporation                                     2,461,419         108
   70,600   *PETsMART, Inc.                                         706,000          31
   16,800   Pillowtex Corporation                                   674,100          29
   79,583   *Prime Hospitality Corporation                        1,387,729          61
   27,400   *Proffitt's, Inc.                                     1,106,275          48
   78,500   *Royal Group Technologies, Ltd.                       2,276,500         100
  101,200   *Saks Holdings, Inc.                                  2,795,650         122
   41,700   St. John Knits, Inc.                                  1,610,662          70
   35,400   *StaffMark, Inc.                                      1,296,525          57
   36,300   *Stage Stores, Inc.                                   1,642,575          72
   33,600   Talbots, Inc.                                           879,900          38
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER CYCLICALS (continued)
   12,000   *Tech Data Corporation                             $    514,500     $    23
   20,600   *Tractor Supply Company                                 512,425          22
   64,700   *Travis Boats & Motors, Inc.                          1,585,150          69
   17,329   *U.S. Office Products Company                           337,915          15
  108,500   Wolverine World Wide, Inc.                            2,353,094         103
---------------------------------------------------------------------------------------
                                                                 36,789,862       1,609
---------------------------------------------------------------------------------------
            CONSUMER STAPLES--13.5%
   61,400   Apple South, Inc.                                       802,037          35
   28,600   *Beringer Wine Estates Holdings, Inc. - Class "B"     1,260,187          55
   30,400   *Chancelor Media Corporation                          1,509,552          66
  128,000   *Cinar Films, Inc. - Class "B"                        2,496,000         109
    9,045   *Clear Channel Communications                           987,036          43
   22,000   Comcast Corporation - Special Class "A"                 893,064          39
   30,700   Earthgrains Company                                   1,715,362          75
   30,600   *Emmis Broadcasting Corporation - Class "A"           1,463,062          64
  166,400   *Four Media Company                                   1,456,000          64
  103,400   Global-Tech Appliances, Inc.                          1,486,375          65
   54,300   *Jones Intercable, Inc. - Class "A"                   1,357,500          59
  137,700   *Metromedia International Group, Inc.                 1,643,794          72
   28,100   *Pre-Paid Legal Services, Inc.                          886,906          39
   59,400   Richfood Holdings, Inc.                               1,228,837          54
  103,000   Rite Aid Corporation                                  3,868,937         169
   54,000   *Sinclair Broadcast Group, Inc. - Class "A"           1,552,500          68
   53,550   *Steiner Leisure, Ltd.                                1,619,887          71
  119,675   *Tele-Communications, Inc. Liberty Media Group -
              Series "A"                                          4,644,886         203
---------------------------------------------------------------------------------------
                                                                 30,871,922       1,350
---------------------------------------------------------------------------------------
            ENERGY--3.4%
   22,800   *EVI Weatherford, Inc.                                  846,450          37
   62,300   *Nabors Industries, Inc.                              1,234,319          54
   76,400   *Precision Drilling Corporation - Class "A"           1,499,350          66
   49,800   *R&B Falcon Corporation                               1,126,725          49
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS SPECIAL SITUATIONS FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ENERGY (continued)
   20,700   *Stolt Comex Seaway SA                             $    401,062     $    18
   10,350   *Stolt Comex Seaway SA (ADR)                            181,125           8
   31,300   Tosco Corporation                                       919,437          40
   33,200   *Veritas DGC, Inc.                                    1,657,925          73
---------------------------------------------------------------------------------------
                                                                  7,866,393         345
---------------------------------------------------------------------------------------
            FINANCIAL--14.0%
   17,000   Astoria Financial Corporation                           909,500          40
  129,200   Cash America International, Inc.                      1,970,300          86
   27,600   Centura Banks, Inc.                                   1,725,000          75
   66,990   Charter One Financial, Inc.                           2,256,726          99
   51,750   Commercial Federal Corporation                        1,636,594          72
   34,060   Conseco, Inc.                                         1,592,305          70
   31,100   Dime Bancorp, Inc.                                      931,056          41
   33,700   ESG Re, Ltd.                                            728,763          32
   50,556   Excel Realty Trust, Inc.                              1,456,645          64
   30,500   First Tennessee National Corporation                    962,656          42
   37,400   GreenPoint Financial Corporation                      1,407,175          62
   34,800   *HealthCare Financial Partners, Inc.                  2,133,675          93
   89,100   *Imperial Credit Industries, Inc.                     2,093,850          92
   65,100   Innkeepers USA Trust                                    821,888          36
   47,700   *LINC Capital, Inc.                                     843,694          37
   67,700   Manufactured Home Communities, Inc.                   1,633,263          71
   16,900   Medallion Financial Corporation                         464,750          20
   45,462   Mercantile Bancorporation, Inc.                       2,290,148         100
   40,800   Peoples Heritage Financial Group, Inc.                  963,900          42
   64,075   Resource Bancshares Mortgage Group, Inc.              1,193,397          52
   16,000   *Sunterra Corporation                                   264,000          12
   54,400   TCF Financial Corporation                             1,604,800          70
   30,250   Washington Federal, Inc.                                835,656          37
   69,100   Westfield America, Inc.                               1,269,713          56
---------------------------------------------------------------------------------------
                                                                 31,989,454       1,401
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            HEALTHCARE--10.3%
  130,800   *American Oncology Resources, Inc.                 $  1,598,219     $    70
   67,200   *CardioVascular Dynamics, Inc.                          373,800          16
   23,900   *Centocor, Inc.                                         866,375          38
   70,300   *Dura Pharmaceuticals, Inc.                           1,572,963          69
   15,100   *Epix Medical, Inc.                                     154,775           7
   51,100   *Gilead Sciences, Inc.                                1,638,394          72
   25,000   *Health Care and Retirement Corporation                 985,938          43
   71,800   *Health Systems Design Corporation                      513,815          22
  121,900   *IDEXX Laboratories, Inc.                             3,032,263         133
   13,400   *IMPATH, Inc.                                           325,788          14
   69,500   Jones Pharma, Inc.                                    2,302,188         101
   80,100   *Kensey Nash Corporation                                760,950          33
   60,500   *Medicis Pharmaceutical Corporation - Class "A"       2,208,250          97
   73,600   Mylan Laboratories, Inc.                              2,212,600          97
   41,700   *Pediatric Services of America, Inc.                    646,350          28
  143,800   *PharMerica, Inc.                                     1,734,588          76
   33,600   *Quorum Health Group, Inc.                              890,400          39
   67,200   *Simione Central Holdings, Inc.                         457,800          20
  115,200   *Vysis, Inc.                                          1,152,000          50
---------------------------------------------------------------------------------------
                                                                 23,427,456       1,025
---------------------------------------------------------------------------------------
            TECHNOLOGY--16.3%
   24,100   *Altera Corporation                                     712,456          31
   21,300   *Ascend Communications, Inc.                          1,055,681          46
   28,200   *Cisco Systems, Inc.                                  2,596,163         114
   75,100   *Condor Technology Solutions, Inc.                    1,107,725          48
   87,100   *EMC Corporation                                      3,903,169         171
   26,900   *Envoy Corporation                                    1,274,388          56
   34,700   *Etec Systems, Inc.                                   1,221,006          53
   17,500   *Exodus Communications, Inc.                            783,125          34
   67,100   *Fore Systems, Inc.                                   1,778,150          78
   55,050   *Information Management Resources, Inc.               1,861,378          81
   12,100   Intel Corporation                                       896,913          39
    6,700   *Lycos, Inc.                                            505,013          22
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS SPECIAL SITUATIONS FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
   34,260   National Data Corporation                          $  1,498,875     $    66
   35,600   *Network Appliance, Inc.                              1,386,175          61
   89,300   *PairGain Technologies, Inc.                          1,557,169          68
   48,600   *Platinum Technology, Inc.                            1,388,138          61
   40,400   *Powerwave Technologies, Inc.                           676,700          30
   46,200   *PRI Automation, Inc.                                   788,288          34
   27,200   *Rambus, Inc.                                         1,662,600          73
   61,200   *Remedy Corporation                                   1,040,400          46
   35,600   *Saville Systems Ireland PLC (ADR)                    1,784,450          78
   65,500   *Sterling Commerce, Inc.                              3,176,750         139
   28,600   *Synopsys, Inc.                                       1,308,450          57
  169,100   *TCSI Corporation                                       993,463          43
   57,100   *Verilink Corporation                                   471,075          21
   22,100   *Wind River Systems, Inc.                               792,838          35
   30,100   *Xilinx, Inc.                                         1,023,400          45
---------------------------------------------------------------------------------------
                                                                 37,243,938       1,630
---------------------------------------------------------------------------------------
            TRANSPORTATION--1.1%
   12,400   *FDX Corporation                                        778,100          34
  167,000   *Transportacion Maritima Mexicana SA de C.V. -
              Class "L" (ADR)                                     1,106,375          48
   41,900   *U S Xpress Enterprises, Inc.                           701,825          31
---------------------------------------------------------------------------------------
                                                                  2,586,300         113
---------------------------------------------------------------------------------------
            UTILITIES--.9%
   69,000   Houston Industries, Inc.                              2,130,375          93
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $165,903,741)    205,405,507       8,985
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--10.6%
$     500M  Avnet, Inc., 5.53%, 8/17/98                        $    496,390     $    22
      700M  Bell Atlantic Financial Corp., 5.51%, 7/10/98           699,037          31
    1,100M  Dupont (E.I.) de Nemours & Co., 5.50%, 7/8/98         1,098,823          48
    1,400M  Eastman Kodak, Co., 5.49%, 7/17/98                    1,396,584          61
    1,000M  Emerson Electric Co., 5.50%, 7/27/98                    996,028          43
    2,600M  Ford Motor Credit Corp., 5.51%, 7/8/98                2,597,214         114
    1,000M  Ford Motor Credit Corp., 5.52%, 7/9/98                  998,773          44
    1,700M  General Motors Acceptance Corp., 5.52%, 7/15/98       1,696,351          74
    4,600M  Merrill Lynch & Co., Inc., 5.55%, 7/30/98             4,579,434         200
    3,255M  Sharp Electronics Corp., 5.60%, 8/13/98               3,233,228         141
    6,400M  Winn Dixie Stores, Inc., 5.51%, 7/28/98               6,373,552         279
---------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $24,165,414)                                        24,165,414       1,057
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $190,069,155)         100.4%   229,570,921      10,042
EXCESS OF LIABILITIES OVER OTHER ASSETS                  (.4)      (969,098)        (42)
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $228,601,823     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS TOTAL RETURN FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            COMMON STOCKS--65.1%
            BASIC MATERIALS--3.5%
   14,000   Air Products and Chemicals, Inc.                   $   560,000     $    71
    5,400   Dow Chemical Company                                   522,112          67
   11,500   Du Pont (E.I.) de Nemours & Company                    858,187         109
   11,200   International Paper Company                            481,600          61
    6,000   Phelps Dodge Corporation                               343,125          44
--------------------------------------------------------------------------------------
                                                                 2,765,024         352
--------------------------------------------------------------------------------------
            CAPITAL GOODS--4.0%
   15,400   General Electric Company                             1,401,400         179
   10,000   Illinois Tool Works, Inc.                              666,875          85
    6,000   Minnesota Mining and Manufacturing Company             493,125          63
    6,200   United Technologies Corporation                        573,500          73
--------------------------------------------------------------------------------------
                                                                 3,134,900         400
--------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--3.5%
    7,200   Bell Atlantic Corporation                              328,500          42
   12,300   Cincinnati Bell, Inc.                                  352,087          45
    6,600   GTE Corporation                                        367,125          47
   17,200   SBC Communications, Inc.                               688,000          88
   20,760   *WorldCom, Inc.                                      1,005,562         128
--------------------------------------------------------------------------------------
                                                                 2,741,274         350
--------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--7.4%
    7,200   *Bed Bath & Beyond, Inc.                               373,050          48
   11,000   E.W. Scripps Company                                   602,937          77
   16,400   Gannett Company, Inc.                                1,165,425         149
   12,400   Gap, Inc.                                              764,150          97
    6,450   Home Depot, Inc.                                       535,753          68
   10,500   Knight-Ridder, Inc.                                    578,156          74
    9,300   Nordstrom, Inc.                                        718,425          92
   10,000   Sears, Roebuck and Company                             610,625          78
    6,800   Wal-Mart Stores, Inc.                                  413,100          53
--------------------------------------------------------------------------------------
                                                                 5,761,621         736
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CONSUMER STAPLES--9.0%
    5,500   Comcast Corporation - Special Class "A"            $   223,266     $    28
   19,200   CVS Corporation                                        747,600          95
    4,600   Estee Lauder Companies, Inc. - Class "A"               320,562          41
   15,900   Fort James Corporation                                 707,550          90
    9,400   General Mills, Inc.                                    642,725          82
   13,200   McDonald's Corporation                                 910,800         116
    5,800   Procter & Gamble Company                               528,162          67
   12,100   *Revlon, Inc. - Class "A"                              621,638          79
    9,500   Rubbermaid, Inc.                                       315,281          40
    9,300   Sara Lee Corporation                                   520,219          66
    6,600   Storage USA, Inc.                                      231,000          29
    8,700   *Tele-Communications, Inc. Liberty Media Group -
              Series "A"                                           337,669          43
    6,000   Unilever N.V.                                          473,625          60
    4,700   Walt Disney Company                                    493,794          63
--------------------------------------------------------------------------------------
                                                                 7,073,891         899
--------------------------------------------------------------------------------------
            ENERGY--4.6%
   12,000   Amoco Corporation                                      499,500          64
    6,200   Chevron Corporation                                    514,988          66
    9,700   Exxon Corporation                                      691,731          88
   13,200   Royal Dutch Petroleum Company                          723,525          92
    5,600   Schlumberger, Ltd.                                     382,550          49
   10,500   Ultramar Diamond Shamrock Corporation                  331,406          42
   12,600   Unocal Corporation                                     450,450          57
--------------------------------------------------------------------------------------
                                                                 3,594,150         458
--------------------------------------------------------------------------------------
            FINANCIAL--12.8%
   31,500   Ace, Ltd.                                            1,228,500         157
   10,000   Allstate Corporation                                   915,625         117
    6,000   American Express Company                               684,000          87
    4,800   American International Group, Inc.                     700,800          89
   16,000   Fannie Mae                                             972,000         124
   11,300   First Union Corporation                                658,225          84
   14,100   Hertz Corporation - Class "A"                          624,806          80
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS TOTAL RETURN FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            FINANCIAL (continued)
   12,400   Kimco Realty Corporation                           $   508,400     $    65
   14,250   Marsh & McLennan Companies, Inc.                       861,234         110
   16,300   Reliance Group Holdings, Inc.                          285,250          36
    5,700   Travelers Group, Inc.                                  345,563          44
   21,900   U.S. Bancorp                                           941,700         120
    9,500   Wachovia Corporation                                   802,750         102
   12,000   Washington Mutual Savings Bank                         521,250          66
--------------------------------------------------------------------------------------
                                                                10,050,103       1,281
--------------------------------------------------------------------------------------
            HEALTHCARE--8.1%
   23,000   Abbott Laboratories                                    940,125         120
   13,000   American Home Products Corporation                     672,750          86
    6,000   Bristol-Myers Squibb Company                           689,625          88
    6,000   Guidant Corporation                                    427,875          55
    9,600   Johnson & Johnson                                      708,000          90
    4,600   Merck & Company, Inc.                                  615,250          78
    4,500   Pfizer, Inc.                                           489,094          62
   13,200   Warner-Lambert Company                                 915,750         117
   21,000   Zeneca Group PLC (ADR)                                 921,375         117
--------------------------------------------------------------------------------------
                                                                 6,379,844         813
--------------------------------------------------------------------------------------
            TECHNOLOGY--9.4%
    9,600   *ADC Telecommunications, Inc.                          350,700          45
    5,500   Automatic Data Processing, Inc.                        400,813          51
   10,650   *Cisco Systems, Inc.                                   980,466         125
   18,400   Compaq Computer Corporation                            522,100          67
    8,000   *Compuware Corporation                                 409,000          52
   19,800   *EMC Corporation                                       887,288         113
   12,100   First Data Corporation                                 403,081          51
    6,800   Intel Corporation                                      504,050          64
    6,600   International Business Machines Corporation            757,763          97
    6,000   *Microsoft Corporation                                 650,250          83
   19,200   *PairGain Technologies, Inc.                           334,800          43
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
   SHARES                                                                     INVESTED
       OR                                                                     FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
    5,500   Xerox Corporation                                  $   558,938     $    71
   18,600   *Xilinx, Inc.                                          632,400          81
--------------------------------------------------------------------------------------
                                                                 7,391,649         943
--------------------------------------------------------------------------------------
            TRANSPORTATION--.4%
    2,300   Delta Air Lines, Inc.                                  297,275          38
--------------------------------------------------------------------------------------
            UTILITIES--2.4%
    6,150   Connectiv, Inc.                                        126,075          16
   12,000   Enron Corporation                                      648,750          83
   17,300   Williams Companies, Inc.                               583,875          74
   16,300   Wisconsin Energy Corporation                           495,113          63
--------------------------------------------------------------------------------------
                                                                 1,853,813         236
--------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $40,174,433)     51,043,544       6,506
--------------------------------------------------------------------------------------
            CORPORATE BONDS--21.7%
            APPAREL/TEXTILES--.6%
$     500M  Westpoint Stevens, Inc., 7.875%, 2008 (Note 5)         505,625          64
--------------------------------------------------------------------------------------
            AUTOMOTIVE--.7%
      500M  Titan International, Inc., 8.75%, 2007                 517,500          66
--------------------------------------------------------------------------------------
            BUILDING MATERIALS--1.3%
    1,000M  Interface, Inc., 7.30%, 2008                         1,001,250         128
--------------------------------------------------------------------------------------
            CHEMICALS--.9%
      650M  Huntsman Polymers Corp., 11.75%, 2004                  711,750          91
--------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING--.7%
      500M  PrintPack, Inc., 9.875%, 2004                          525,000          67
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES--.6%
      500M  Niagara Mohawk Power Corp., 7.625%, 2005               510,000          65
--------------------------------------------------------------------------------------
            ENERGY EXPLORATION/PRODUCTS--1.4%
    1,000M  Gulf Canada Resources, Ltd., 8.35%, 2006             1,096,923         140
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS TOTAL RETURN FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--1.3%
$   1,000M  AMC Entertainment, Inc., 9.50%, 2009               $ 1,002,500     $   128
--------------------------------------------------------------------------------------
            FINANCIAL--1.2%
    1,000M  IBJ Preferred Capital Co., 8.79%, 2008 (Note 5)        912,500         116
--------------------------------------------------------------------------------------
            FINANCIAL SERVICES--.7%
      500M  NationsBank Corp., 8.125%, 2002                        537,221          69
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--.8%
      600M  Universal Corp., 9.25%, 2001                           643,226          82
--------------------------------------------------------------------------------------
            GAS TRANSMISSION--1.3%
    1,000M  Enron Corp., 7.125%, 2007                            1,047,618         134
--------------------------------------------------------------------------------------
            HEALTHCARE--.8%
      600M  Healthsouth Rehabilitation Corp., 9.50%, 2001          625,500          80
--------------------------------------------------------------------------------------
            INSURANCE--1.3%
    1,000M  First Colony Corp., 6.625%, 2003                     1,029,289         131
--------------------------------------------------------------------------------------
            INVESTMENT/FINANCE COMPANIES--2.6%
    1,000M  Ford Motor Credit Co., 6.625%, 2003                  1,022,685         130
    1,000M  International Lease Finance Corp., 6.375%, 2002      1,012,494         129
--------------------------------------------------------------------------------------
                                                                 2,035,179         259
--------------------------------------------------------------------------------------
            MISCELLANEOUS--.3%
      250M  Iron Mountain, Inc., 10.125%, 2006                     270,000          34
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--1.1%
      843M  Fort Howard Corp., 11%, 2002                           872,112         111
--------------------------------------------------------------------------------------
            RETAIL-GENERAL MERCHANDISE--1.4%
    1,000M  Federated Department Stores, Inc., 7.45%, 2017       1,077,794         137
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--1.4%
      500M  TCI Communications, Inc., 6.375%, 2003                 504,512          64
      553M  WorldCom, Inc., 8.875%, 2006                           601,387          77
--------------------------------------------------------------------------------------
                                                                 1,105,899         141
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.3%
$   1,000M  Norfolk Southern Corp., 6.95%, 2002                $ 1,031,079     $   131
--------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost $16,724,254)   17,057,965       2,174
--------------------------------------------------------------------------------------
            MUNICIPAL BONDS--3.1%
            TRANSPORTATION
    2,500M  Metropolitan Washington D.C. Airports Auth. Gen.
              Rev., 5.00%, 2018 (cost $2,434,625)                2,428,125         310
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--7.0%
    5,500M  Federal National Mortgage Association, 5.75%,
              2008 (cost $5,411,223)                             5,502,569         701
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--4.8%
    2,500M  Ford Motor Credit Corp., 5.53%, 7/7/98               2,497,696         318
    1,000M  Narragansett Electric Co., 5.75%, 7/6/98               999,201         128
      300M  Texaco, Inc., 5.52%, 7/2/98                            299,955          38
--------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $3,796,852)                                         3,796,852         484
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $68,541,387)          101.7%   79,829,055      10,175
EXCESS OF LIABILITIES OVER OTHER ASSETS                 (1.7)   (1,370,886)       (175)
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $78,458,169     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS SERIES FUND
June 30, 1998

------------------------------------------------------------------------------------------------------------
                                                            INSURED
                                                       INTERMEDIATE   INVESTMENT       SPECIAL         TOTAL
                                            BLUE CHIP    TAX EXEMPT        GRADE    SITUATIONS        RETURN
                                                 FUND          FUND         FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $327,593,091  $  8,047,584  $47,976,669  $190,069,155  $ 68,541,387
                                         ------------  ------------  -----------  ------------  ------------
                                         ------------  ------------  -----------  ------------  ------------
  At value (Note 1A)...................  $463,432,042  $  8,427,733  $49,819,739  $229,570,921  $ 79,829,055
Cash...................................       868,069        69,921      160,719       249,936       580,028
Receivables:
  Interest and dividends...............       285,409       102,113      866,455       178,712       527,733
  Trust shares sold....................     1,003,901           526      134,751       584,877       184,770
  Investment securities sold...........       899,970            --           --     2,167,666       142,747
                                         ------------  ------------  -----------  ------------  ------------
Total Assets...........................   466,489,391     8,600,293   50,981,664   232,752,112    81,264,333
                                         ------------  ------------  -----------  ------------  ------------
LIABILITIES
Payables:
  Trust shares redeemed................       773,884        33,927       58,168       475,028        30,685
  Investment securities purchased......            --       317,357           --     3,460,933     2,702,152
  Dividends payable....................            --        33,134      231,803            --            --
Accrued advisory fee...................       282,209         2,768       25,287       140,005        48,027
Accrued expenses.......................        81,043         4,674       18,990        74,323        25,300
                                         ------------  ------------  -----------  ------------  ------------
Total Liabilities......................     1,137,136       391,860      334,248     4,150,289     2,806,164
                                         ------------  ------------  -----------  ------------  ------------
NET ASSETS.............................  $465,352,255  $  8,208,433  $50,647,416  $228,601,823  $ 78,458,169
                                         ------------  ------------  -----------  ------------  ------------
                                         ------------  ------------  -----------  ------------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $304,774,809  $  7,928,324  $48,457,068  $181,416,611  $ 60,385,940
Undistributed net investment income
  (deficit)............................       268,096         3,443        5,971      (436,739)      493,148
Accumulated net realized gain (loss) on
  investment transactions..............    24,470,399      (103,483)     341,307     8,120,185     6,291,413
Net unrealized appreciation in value of
  investments..........................   135,838,951       380,149    1,843,070    39,501,766    11,287,668
                                         ------------  ------------  -----------  ------------  ------------
Total..................................  $465,352,255  $  8,208,433  $50,647,416  $228,601,823  $ 78,458,169
                                         ------------  ------------  -----------  ------------  ------------
                                         ------------  ------------  -----------  ------------  ------------
NET ASSETS:
  Class A..............................  $414,823,562  $  7,362,510  $46,440,706  $209,136,683  $ 74,833,972
  Class B..............................  $ 50,528,693  $    845,923  $ 4,206,710  $ 19,465,140  $  3,624,197
TRUST SHARES OUTSTANDING (Note 4):
  Class A..............................    16,079,429     1,244,215    4,528,296     9,026,547     4,968,043
  Class B..............................     1,982,831       142,777      409,924       862,397       242,983
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................  $      25.80  $       5.92  $     10.26  $      23.17  $      15.06
                                               ------         -----  -----------        ------        ------
                                               ------         -----  -----------        ------        ------
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (Net asset
  value/.9375)*........................  $      27.52  $       6.31  $     10.94  $      24.71  $      16.06
                                               ------         -----  -----------        ------        ------
                                               ------         -----  -----------        ------        ------
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 4).............  $      25.48  $       5.92  $     10.26  $      22.57  $      14.92
                                               ------         -----  -----------        ------        ------
                                               ------         -----  -----------        ------        ------

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS SERIES FUND
Six Months Ended June 30, 1998

------------------------------------------------------------------------------------------------------
                                                           INSURED
                                                      INTERMEDIATE  INVESTMENT     SPECIAL       TOTAL
                                           BLUE CHIP    TAX EXEMPT       GRADE  SITUATIONS      RETURN
                                                FUND          FUND        FUND        FUND        FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $   791,568  $    226,572  $1,725,051  $  677,846  $  970,288
  Dividends............................    2,576,228            --          --     617,321     312,473
                                         -----------  ------------  ----------  ----------  ----------
Total income...........................    3,367,796       226,572   1,725,051   1,295,167   1,282,761
                                         -----------  ------------  ----------  ----------  ----------
Expenses (Notes 1 and 3):
  Advisory fee.........................    1,860,154        24,766     185,560   1,090,519     369,414
  Shareholder servicing costs..........      544,056         5,334      69,094     433,017     108,032
  Distribution plan expenses - Class
    A..................................      578,202        11,102      68,534     308,678     106,281
  Distribution plan expenses - Class
    B..................................      219,533         4,266      18,961      91,767      15,148
  Reports and notices to
    shareholders.......................       30,397           190       1,600      24,286       3,613
  Professional fees....................       17,740         2,850       5,541      12,037       4,307
  Custodian fees.......................       27,961         1,268       5,399      15,008       8,756
  Other expenses.......................       14,877         3,155       8,772      21,602       1,110
                                         -----------  ------------  ----------  ----------  ----------
Total expenses.........................    3,292,920        52,931     363,461   1,996,914     616,661
Less: Expenses waived or assumed.......     (250,000)      (26,757)    (76,081)   (250,000)    (92,354)
     Custodian fees paid indirectly....      (19,938)       (1,268)     (1,912)    (15,008)     (7,367)
                                         -----------  ------------  ----------  ----------  ----------
Net expenses...........................    3,022,982        24,906     285,468   1,731,906     516,940
                                         -----------  ------------  ----------  ----------  ----------
Net investment income (loss)...........      344,814       201,666   1,439,583    (436,739)    765,821
                                         -----------  ------------  ----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......   23,522,244        71,366     347,871   8,123,225   6,324,561
Net unrealized appreciation
  (depreciation) of investments........   27,732,083       (82,902)    131,420   1,634,400      25,101
                                         -----------  ------------  ----------  ----------  ----------
Net gain (loss) on investments.........   51,254,327       (11,536)    479,291   9,757,625   6,349,662
                                         -----------  ------------  ----------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $51,599,141  $    190,130  $1,918,874  $9,320,886  $7,115,483
                                         -----------  ------------  ----------  ----------  ----------
                                         -----------  ------------  ----------  ----------  ----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS SERIES FUND

-------------------------------------------------------------------------------------------
                                                                            INSURED
                                                 BLUE CHIP                INTERMEDIATE
                                                    FUND                TAX EXEMPT FUND
                                         --------------------------  ----------------------
                                            1/1/98 TO     1/1/97 TO   1/1/98 TO   1/1/97 TO
                                              6/30/98      12/31/97     6/30/98    12/31/97
---------------------------------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income (loss).........  $    344,814  $  1,132,054  $  201,666  $  398,687
  Net realized gain on investments.....    23,522,244    26,645,071      71,366      50,171
  Net unrealized appreciation
    (depreciation) of investments......    27,732,083    44,536,413     (82,902)    137,858
                                         ------------  ------------  ----------  ----------
    Net increase in net assets
      resulting from operations........    51,599,141    72,313,538     190,130     586,716
                                         ------------  ------------  ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......      (235,496)   (1,008,850)   (184,110)   (369,696)
  Net investment income - Class B......            --            --     (16,906)    (28,946)
  Net realized gains - Class A.........            --   (23,224,732)         --          --
  Net realized gains - Class B.........            --    (2,472,186)         --          --
                                         ------------  ------------  ----------  ----------
    Total distributions................      (235,496)  (26,705,768)   (201,016)   (398,642)
                                         ------------  ------------  ----------  ----------
TRUST SHARE TRANSACTIONS(a)
Class A:
  Proceeds from shares sold............    43,280,080    83,933,830     545,465   1,296,789
  Reinvestment of distributions........       232,082    23,979,379     100,700     252,840
  Cost of shares redeemed..............   (25,700,205)  (39,561,111)   (618,408) (1,789,778)
                                         ------------  ------------  ----------  ----------
                                           17,811,957    68,352,098      27,757    (240,149)
                                         ------------  ------------  ----------  ----------
Class B:
  Proceeds from shares sold............    11,643,246    17,001,914     103,772     280,224
  Reinvestment of distributions........            --     2,448,261       9,779      18,802
  Cost of shares redeemed..............    (3,219,306)   (2,520,555)    (74,031)   (123,256)
                                         ------------  ------------  ----------  ----------
                                            8,423,940    16,929,620      39,520     175,770
                                         ------------  ------------  ----------  ----------
  Net increase (decrease) from trust
    share transactions.................    26,235,897    85,281,718      67,277     (64,379)
                                         ------------  ------------  ----------  ----------
    Net increase (decrease) in net
      assets...........................    77,599,542   130,889,488      56,391     123,695
NET ASSETS
  Beginning of period..................   387,752,713   256,863,225   8,152,042   8,028,347
                                         ------------  ------------  ----------  ----------
  End of period+.......................  $465,352,255  $387,752,713  $8,208,433  $8,152,042
                                         ------------  ------------  ----------  ----------
                                         ------------  ------------  ----------  ----------
+Includes undistributed net investment
 income (deficit) of...................  $    268,096  $    158,778  $    3,443  $    2,793
                                         ------------  ------------  ----------  ----------
                                         ------------  ------------  ----------  ----------
(a)TRUST SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     1,766,786     3,767,172      92,163     223,924
  Issued for distributions
    reinvested.........................         9,123     1,051,211      17,044      43,437
  Redeemed.............................    (1,052,057)   (1,783,673)   (104,392)   (308,527)
                                         ------------  ------------  ----------  ----------
  Net increase (decrease) in Class A
    shares outstanding.................       723,852     3,034,710       4,815     (41,166)
                                         ------------  ------------  ----------  ----------
                                         ------------  ------------  ----------  ----------
Class B:
  Sold.................................       477,229       764,680      17,456      48,220
  Issued for distributions
    reinvested.........................            --       108,187       1,653       3,220
  Redeemed.............................      (131,061)     (114,584)    (12,493)    (21,066)
                                         ------------  ------------  ----------  ----------
  Net increase in Class B shares
    outstanding........................       346,168       758,283       6,616      30,374
                                         ------------  ------------  ----------  ----------
                                         ------------  ------------  ----------  ----------

                       See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------

                                             INVESTMENT GRADE          SPECIAL SITUATIONS            TOTAL RETURN
                                                   FUND                       FUND                       FUND
                                         ------------------------  --------------------------  ------------------------
                                           1/1/98 TO    1/1/97 TO     1/1/98 TO     1/1/97 TO    1/1/98 TO    1/1/97 TO
                                             6/30/98     12/31/97       6/30/98      12/31/97      6/30/98     12/31/97
---------------------------------------  -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss).........  $ 1,439,583  $ 2,902,275  $   (436,739) $   (937,036) $   765,821  $ 1,214,000
  Net realized gain on investments.....      347,871      145,546     8,123,225    17,709,890    6,324,561    5,053,532
  Net unrealized appreciation
    (depreciation) of investments......      131,420    1,059,248     1,634,400    10,188,540       25,101    3,974,842
                                         -----------  -----------  ------------  ------------  -----------  -----------
    Net increase in net assets
      resulting from operations........    1,918,874    4,107,069     9,320,886    26,961,394    7,115,483   10,242,374
                                         -----------  -----------  ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......   (1,352,813)  (2,740,532)           --            --     (319,117)  (1,227,991)
  Net investment income - Class B......      (99,707)    (148,190)           --            --       (8,584)     (26,544)
  Net realized gains - Class A.........           --     (145,340)           --   (15,341,882)          --   (4,841,852)
  Net realized gains - Class B.........           --      (10,710)           --    (1,322,522)          --     (184,600)
                                         -----------  -----------  ------------  ------------  -----------  -----------
    Total distributions................   (1,452,520)  (3,044,772)           --   (16,664,404)    (327,701)  (6,280,987)
                                         -----------  -----------  ------------  ------------  -----------  -----------
TRUST SHARE TRANSACTIONS(a)
Class A:
  Proceeds from shares sold............    4,295,602    6,253,282    23,082,009    41,394,544    6,023,637    9,720,765
  Reinvestment of distributions........      867,076    2,236,906            --    14,688,933      316,055    6,023,569
  Cost of shares redeemed..............   (4,160,560) (10,870,685)  (16,781,433)  (30,181,586)  (4,733,107)  (9,501,874)
                                         -----------  -----------  ------------  ------------  -----------  -----------
                                           1,002,118   (2,380,497)    6,300,576    25,901,891    1,606,585    6,242,460
                                         -----------  -----------  ------------  ------------  -----------  -----------
Class B:
  Proceeds from shares sold............    1,096,973    1,206,438     3,693,395     6,513,410    1,015,792    1,430,563
  Reinvestment of distributions........       57,211      110,137            --     1,315,908        8,461      207,161
  Cost of shares redeemed..............     (300,722)    (402,070)   (1,404,589)   (1,904,821)    (194,614)    (169,088)
                                         -----------  -----------  ------------  ------------  -----------  -----------
                                             853,462      914,505     2,288,806     5,924,497      829,639    1,468,636
                                         -----------  -----------  ------------  ------------  -----------  -----------
  Net increase (decrease) from trust
    share transactions.................    1,855,580   (1,465,992)    8,589,382    31,826,388    2,436,224    7,711,096
                                         -----------  -----------  ------------  ------------  -----------  -----------
    Net increase (decrease) in net
      assets...........................    2,321,934     (403,695)   17,910,268    42,123,378    9,224,006   11,672,483
NET ASSETS
  Beginning of period..................   48,325,482   48,729,177   210,691,555   168,568,177   69,234,163   57,561,680
                                         -----------  -----------  ------------  ------------  -----------  -----------
  End of period+.......................  $50,647,416  $48,325,482  $228,601,823  $210,691,555  $78,458,169  $69,234,163
                                         -----------  -----------  ------------  ------------  -----------  -----------
                                         -----------  -----------  ------------  ------------  -----------  -----------
+Includes undistributed net investment
  income (deficit) of..................  $     5,971  $    18,908  $   (436,739) $         --  $   493,148  $    55,028
                                         -----------  -----------  ------------  ------------  -----------  -----------
                                         -----------  -----------  ------------  ------------  -----------  -----------
(a)TRUST SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................      420,433      628,030     1,001,205     1,821,611      418,418      683,584
  Issued for distributions
    reinvested.........................       85,041      224,425            --       662,260       21,486      437,106
  Redeemed.............................     (407,345)  (1,095,164)     (727,975)   (1,367,038)    (327,736)    (680,904)
                                         -----------  -----------  ------------  ------------  -----------  -----------
  Net increase (decrease) in Class A
    shares outstanding.................       98,129     (242,709)      273,230     1,116,833      112,168      439,786
                                         -----------  -----------  ------------  ------------  -----------  -----------
                                         -----------  -----------  ------------  ------------  -----------  -----------
Class B:
  Sold.................................      107,397      120,858       163,876       287,155       71,093      100,991
  Issued for distributions
    reinvested.........................        5,606       11,021            --        60,669          580       15,167
  Redeemed.............................      (29,438)     (40,307)      (62,391)      (87,818)     (13,564)     (12,388)
                                         -----------  -----------  ------------  ------------  -----------  -----------
  Net increase in Class B shares
    outstanding........................       83,565       91,572       101,485       260,006       58,109      103,770
                                         -----------  -----------  ------------  ------------  -----------  -----------
                                         -----------  -----------  ------------  ------------  -----------  -----------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Series Fund ("Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip Fund, Insured Intermediate Tax Exempt Fund, Investment Grade Fund, Special Situations Fund, and Total Return Fund (each a "Fund") and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

BLUE CHIP FUND seeks to provide investors with high total investment return consistent with the preservation of capital.

INSURED INTERMEDIATE TAX EXEMPT FUND seeks to provide a high level of interest income which is exempt from federal income tax.

INVESTMENT GRADE FUND seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

SPECIAL SITUATIONS FUND seeks long-term growth of capital.

TOTAL RETURN FUND seeks to provide investors with high long-term total investment return consistent with moderate investment risk.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing services uses quotations obtained from investment dealers or brokers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Series Fund's officers in a manner specifically authorized by the Board of Trustees of the Series Fund.

The municipal bonds in which the Insured Intermediate Tax Exempt Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Insured Intermediate Tax Exempt Fund are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Fund may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Fund's policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Fund will consider security type, rating, market condition and yield. The Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve it from all, or substantially all, federal income taxes. At June 30, 1998, the Insured Intermediate Tax Exempt Fund had capital loss carryovers of $174,849, of which $109,885 expires in 2002, $51,323 expires in 2003 and $13,641 expires in 2004.

C. Distributions to Shareholders--Dividends from net investment income to shareholders of the Insured Intermediate Tax Exempt Fund and the Investment Grade Fund are generally declared daily and paid monthly. Dividends from net investment income of the Blue Chip Fund and Total Return Fund are generally declared and paid quarterly. Dividends from net investment income, if any, of the Special Situations Fund are generally declared and paid annually. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, tax-exempt interest, capital loss carryforwards, and post-October capital losses.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. For the six months ended June 30, 1998, the Funds' custodian has provided credits in the amount of $45,493 against custodian charges based on the uninvested cash balances of the Funds.

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND

2. SECURITY TRANSACTIONS--For the six months ended June 30, 1998, purchases and sales of securities and long-term U.S. Government obligations, excluding U.S. Treasury bills and short-term securities, were as follows:

                                                                         Long-Term U.S.
                                                 Securities          Government Obligations
                                         --------------------------  -----------------------
                                              Cost of      Proceeds      Cost of    Proceeds
                                            Purchases      of Sales    Purchases    of Sales
                                         ------------  ------------  -----------  ----------
Blue Chip Fund.........................  $171,678,954  $145,897,895  $        --  $       --
Insured Intermediate Tax Exempt Fund...     6,811,266     6,561,650           --          --
Investment Grade Fund..................    17,070,536    13,364,855    4,285,883   5,961,133
Special Situations Fund................    80,678,546    71,782,406           --          --
Total Return Fund......................    50,111,018    44,250,566   11,426,615   9,425,350

At June 30, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                              Gross         Gross           Net
                                            Aggregate    Unrealized    Unrealized    Unrealized
                                                 Cost  Appreciation  Depreciation  Appreciation
                                         ------------  ------------  ------------  ------------
Blue Chip Fund.........................  $327,593,091  $141,388,304  $  5,549,353  $135,838,951
Insured Intermediate Tax Exempt Fund...     8,047,584       421,205        41,056       380,149
Investment Grade Fund..................    47,976,669     1,952,238       109,168     1,843,070
Special Situations Fund................   190,069,898    49,036,209     9,535,186    39,501,023
Total Return Fund......................    68,542,453    12,068,665       782,063    11,286,602

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and trustees of the Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Funds' Individual Retirement Accounts. Trustees of the Series Fund who are not "interested persons" of the Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1998, total trustees fees accrued by the Funds amounted to $15,150.

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund other than the Insured Intermediate Tax Exempt Fund and the Investment Grade Fund, an annual fee, payable monthly, at the rate of 1% on the first $200 million of each Funds' average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. The annual fee for the Insured Intermediate Tax Exempt Fund is payable monthly, at the rate of .60% of the Fund's average daily net assets. The annual fee for the Investment Grade Fund is payable monthly, at the rate of .75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. Total advisory fees accrued to FIMCO for the six months ended June 30, 1998 were $3,530,413 of which $637,722 was waived. In addition, expenses of $46,368 were assumed by FIMCO.

For the six months ended June 30, 1998, FIC, as underwriter, received $3,122,284 in commissions from the sale of shares of the Funds, after allowing $26,680 to other dealers. Shareholder servicing costs included $718,296 in transfer agent fees accrued to ADM and $237,366 in IRA custodian fees accrued to FFS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee equal to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 1998, total distribution plan fees accrued to FIC amounted to $1,422,472 (of which $11,102 was waived).

4. CAPITAL--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

5. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 1998, the Investment Grade and Total Return Funds held three and two 144A securities, respectively, with aggregate values of $2,177,951 and $1,418,125, respectively. The securities represent 4.3% and 1.8%, respectively, of the Funds' net assets and are valued as set forth in Note 1A.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS SERIES FUND

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------------
                                                           P E R   S H A R E   D A T A
                              --------------------------------------------------------------------------------------

                                           INCOME FROM INVESTMENT OPERATIONS      LESS DISTRIBUTIONS
                              NET ASSET  --------------------------------------          FROM
                                  VALUE                NET REALIZED              --------------------
                              ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                              BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                              OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
CLASS A
1993........................  $   15.29  $      .10  $         1.08  $     1.18  $      .10  $    .79  $         .89
1994........................      15.58         .11            (.58)       (.47)        .09      1.56           1.65
1995........................      13.46         .19            4.37        4.56         .20       .60            .80
1996........................      17.22         .14            3.39        3.53         .17      1.11           1.28
1997........................      19.47         .09            4.98        5.07         .08      1.62           1.70
1/1/98 to 6/30/98...........      22.84         .03            2.95        2.98         .02        --            .02
CLASS B
1/12/95* to 12/31/95........      13.51         .10            4.31        4.41         .16       .60            .76
1996........................      17.16         .06            3.32        3.38         .06      1.11           1.17
1997........................      19.37        (.03)           4.91        4.88          --      1.62           1.62
1/1/98 to 6/30/98...........      22.63        (.04)           2.89        2.85          --        --             --
--------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
CLASS A
11/22/93* to 12/31/93.......  $    5.79  $       --  $           --  $       --  $       --  $     --  $          --
1994........................       5.79         .24            (.36)       (.12)        .24        --            .24
1995........................       5.43         .30             .42         .72         .30        --            .30
1996........................       5.85         .29            (.06)        .23         .29        --            .29
1997........................       5.79         .29             .14         .43         .29        --            .29
1/1/98 to 6/30/98...........       5.93         .15            (.01)        .14         .15        --            .15
CLASS B
1/12/95* to 12/31/95........       5.45         .25             .41         .66         .26        --            .26
1996........................       5.85         .23            (.05)        .18         .23        --            .23
1997........................       5.80         .23             .13         .36         .23        --            .23
1/1/98 to 6/30/98...........       5.93         .12            (.01)        .11         .12        --            .12
--------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
CLASS A
1993........................  $    9.90  $      .65  $          .50  $     1.15  $      .65  $    .07  $         .72
1994........................      10.33         .62           (1.09)       (.47)        .62        --            .62
1995........................       9.24         .64            1.10        1.74         .64        --            .64
1996........................      10.34         .62            (.39)        .23         .62       .02            .64
1997........................       9.93         .62             .25         .87         .61       .03            .64
1/1/98 to 6/30/98...........      10.16         .30             .10         .40         .30        --            .30
CLASS B
1/12/95* to 12/31/95........       9.26         .54            1.10        1.64         .55        --            .55
1996........................      10.35         .55            (.39)        .16         .55       .02            .57
1997........................       9.94         .55             .26         .81         .55       .03            .58
1/1/98 to 6/30/98...........      10.17         .27             .09         .36         .27        --            .27
--------------------------------------------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                           R A T I O S   /   S U P P L E M E N T A L   D A T A
                                         ----------------------------------------------------------------------------------------
                              ---------
                                                                                                RATIO TO AVERAGE NET
                                                                       RATIO TO AVERAGE        ASSETS BEFORE EXPENSES
                                                                         NET ASSETS++            WAIVED OR ASSUMED
                              NET ASSET               NET ASSETS   ------------------------   ------------------------
                                  VALUE      TOTAL        END OF                        NET                        NET   PORTFOLIO
                              ---------     RETURN        PERIOD                 INVESTMENT                 INVESTMENT   TURNOVER
                                    END         **           (IN     EXPENSES        INCOME     EXPENSES        INCOME       RATE
                              OF PERIOD        (%)    THOUSANDS)          (%)           (%)          (%)           (%)        (%)
---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
CLASS A
1993........................  $   15.58       7.77   $   117,929         1.48           .66         1.73           .41         39
1994........................      13.46      (3.02)      123,694         1.54           .80         1.79           .55         82
1995........................      17.22      34.01       170,271         1.49          1.23         1.74           .98         25
1996........................      19.47      20.55       239,851         1.44           .78         1.67           .55         45
1997........................      22.84      26.05       350,721         1.39           .40         1.64           .15         63
1/1/98 to 6/30/98...........      25.80      13.03       414,824         1.35+          .23+        1.46+          .12+        37
CLASS B
1/12/95* to 12/31/95........      17.16      32.76         5,481         2.20+          .52+        2.46+          .26+        25
1996........................      19.37      19.71        17,012         2.22            --         2.37          (.16)        45
1997........................      22.63      25.19        37,032         2.09          (.30)        2.34          (.55)        63
1/1/98 to 6/30/98...........      25.48      12.59        50,529         2.05+         (.47)+       2.16+         (.58)+       37
---------------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
CLASS A
11/22/93* to 12/31/93.......  $    5.79        .00   $     1,615           --           .54+        1.78+        (1.24)+        0
1994........................       5.43      (2.05)        5,688          .14          4.52          .96          3.70        210
1995........................       5.85      13.50         7,017          .35          5.32         1.22          4.45         47
1996........................       5.79       4.07         7,415          .49          5.05         1.24          4.30         82
1997........................       5.93       7.68         7,344          .53          5.02         1.21          4.34         91
1/1/98 to 6/30/98...........       5.92       2.36         7,363          .50+         5.02+        1.18+         4.34+        79
CLASS B
1/12/95* to 12/31/95........       5.85      12.27           378         1.35+         4.32+        1.92+         3.75+        47
1996........................       5.80       3.17           613         1.49          4.05         1.94          3.60         82
1997........................       5.93       6.39           808         1.53          4.02         1.91          3.64         91
1/1/98 to 6/30/98...........       5.92       1.84           846         1.50+         4.02+        1.88+         3.64+        79
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
CLASS A
1993........................  $   10.33      11.82   $    48,507          .86          6.27         1.40          5.73         38
1994........................       9.24      (4.62)       46,179          .95          6.46         1.47          5.94         17
1995........................      10.34      19.40        49,997         1.10          6.43         1.43          6.10         27
1996........................       9.93       2.39        46,396         1.11          5.96         1.42          5.65         22
1997........................      10.16       9.14        45,007         1.11          6.18         1.43          5.86         34
1/1/98 to 6/30/98...........      10.26       4.03        46,441         1.10+         5.88+        1.41+         5.57+        40
CLASS B
1/12/95* to 12/31/95........      10.35      18.08         1,167         1.80+         5.73+        2.13+         5.40+        27
1996........................       9.94       1.64         2,333         1.81          5.26         2.12          4.95         22
1997........................      10.17       8.40         3,318         1.81          5.48         2.13          5.16         34
1/1/98 to 6/30/98...........      10.26       3.58         4,207         1.80+         5.18+        2.11+         4.87+        40
---------------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS SERIES FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                      P E R   S H A R E   D A T A
                                         --------------------------------------------------------------------------------------

                                                      INCOME FROM INVESTMENT OPERATIONS      LESS DISTRIBUTIONS
                                         NET ASSET  --------------------------------------          FROM
                                             VALUE                NET REALIZED              --------------------
                                         ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                                         BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                                         OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
CLASS A
1993...................................  $   15.62  $     (.08) $         3.29  $     3.21  $       --  $    .83  $         .83
1994...................................      18.00        (.04)           (.62)       (.66)         --       .91            .91
1995...................................      16.43        (.01)           3.94        3.93          --       .73            .73
1996...................................      19.63        (.01)           2.28        2.27          --      1.17           1.17
1997...................................      20.73        (.09)           3.44        3.35          --      1.90           1.90
1/1/98 to 6/30/98......................      22.18        (.04)           1.03         .99          --        --             --
CLASS B
1/12/95* to 12/31/95...................      16.40        (.01)           3.85        3.84          --       .73            .73
1996...................................      19.51        (.14)           2.25        2.11          --      1.17           1.17
1997...................................      20.45        (.15)           3.29        3.14          --      1.90           1.90
1/1/98 to 6/30/98......................      21.69        (.09)            .97         .88          --        --             --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
CLASS A
1993...................................  $   12.49  $      .26  $          .63  $      .89  $      .26  $   1.24  $        1.50
1994...................................      11.88         .21            (.62)       (.41)        .19       .39            .58
1995...................................      10.89         .39            2.50        2.89         .37       .44            .81
1996...................................      12.97         .39             .97        1.36         .41      1.12           1.53
1997...................................      12.80         .26            2.04        2.30         .28      1.08           1.36
1/1/98 to 6/30/98......................      13.74         .15            1.24        1.39         .07        --            .07
CLASS B
1/12/95* to 12/31/95...................      10.90         .25            2.54        2.79         .33       .44            .77
1996...................................      12.92         .32             .94        1.26         .34      1.12           1.46
1997...................................      12.72         .21            1.97        2.18         .19      1.08           1.27
1/1/98 to 6/30/98......................      13.63         .11            1.22        1.33         .04        --            .04
-------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations of Class A shares or date Class B shares first offered
**  Calculated without sales charges
+   Annualized
++  Net of expenses waived or assumed by the investment adviser (Note 3)

                       See notes to financial statements

------------------------------------------------------------------------------------------------
                                                     R A T I O S   /   S U P P L E M E N T A L
                                                                       D A T A
                                                    --------------------------------------------
                                         ---------
                                                                              RATIO TO AVERAGE
                                                                                NET ASSETS++
                                         NET ASSET                          --------------------
                                             VALUE   TOTAL                                   NET
                                         ---------  RETURN      NET ASSETS            INVESTMENT
                                               END      **   END OF PERIOD  EXPENSES      INCOME
                                         OF PERIOD     (%)  (IN THOUSANDS)       (%)         (%)
------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
CLASS A
1993...................................  $   18.00   20.52  $       59,148      1.55        (.63)
1994...................................      16.43   (3.66)         89,906      1.65        (.26)
1995...................................      19.63   23.92         125,331      1.60        (.08)
1996...................................      20.73   11.56         158,326      1.59        (.13)
1997...................................      22.18   16.15         194,189      1.53        (.45)
1/1/98 to 6/30/98......................      23.17    4.46         209,137      1.50+       (.33)+
CLASS B
1/12/95* to 12/31/95...................      19.51   23.42           4,566      2.33+       (.81)+
1996...................................      20.45   10.81          10,242      2.38        (.92)
1997...................................      21.69   15.34          16,503      2.23       (1.15)
1/1/98 to 6/30/98......................      22.57    4.06          19,465      2.20+      (1.03)+
------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
CLASS A
1993...................................  $   11.88    7.18  $       58,176      1.45        2.00
1994...................................      10.89   (3.45)         50,714      1.63        1.91
1995...................................      12.97   26.71          55,442      1.58        3.08
1996...................................      12.80   10.62          56,530      1.53        2.93
1997...................................      13.74   18.08          66,714      1.49        1.94
1/1/98 to 6/30/98......................      15.06   10.09          74,834      1.39+       2.10+
CLASS B
1/12/95* to 12/31/95...................      12.92   25.74             270      2.41+       2.24+
1996...................................      12.72    9.86           1,032      2.32        2.14
1997...................................      13.63   17.24           2,520      2.19        1.24
1/1/98 to 6/30/98......................      14.92    9.77           3,624      2.09+       1.40+
------------------------------------------------------------------------------------------------


                                          RATIO TO AVERAGE NET
                                         ASSETS BEFORE EXPENSES
                                           WAIVED OR ASSUMED
                                         ----------------------
                                                            NET   PORTFOLIO
                                                     INVESTMENT    TURNOVER
                                          EXPENSES       INCOME        RATE
                                               (%)          (%)         (%)
-------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
CLASS A
1993...................................       1.89         (.96)         71
1994...................................       1.90         (.51)         53
1995...................................       1.85         (.33)         80
1996...................................       1.84         (.38)         99
1997...................................       1.78         (.70)         84
1/1/98 to 6/30/98......................       1.71+        (.54)+        36
CLASS B
1/12/95* to 12/31/95...................       2.59+       (1.07)+        80
1996...................................       2.55        (1.09)         99
1997...................................       2.48        (1.40)         84
1/1/98 to 6/30/98......................       2.41+       (1.24)+        36
------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
CLASS A
1993...................................       1.83         1.62         131
1994...................................       1.88         1.66         124
1995...................................       1.83         2.83         135
1996...................................       1.78         2.68         146
1997...................................       1.74         1.69         138
1/1/98 to 6/30/98......................       1.62+        1.87+         77
CLASS B
1/12/95* to 12/31/95...................       2.67+        1.98+        135
1996...................................       2.49         1.97         146
1997...................................       2.44          .99         138
1/1/98 to 6/30/98......................       2.32+        1.17+         77
------------------------------------------------------------------------------------------------

* Commencement of operations of Class A shares or date Class B shares first offered
**  Calculated without sales charges
+   Annualized
++  Net of expenses waived or assumed by the investment adviser (Note 3)

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees of
First Investors Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Blue Chip, Insured Intermediate Tax Exempt, Investment Grade, Special Situations and Total Return Funds (comprising First Investors Series Fund), as of June 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip, Insured Intermediate Tax Exempt, Investment Grade, Special Situations and Total Return Funds at June 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1998

                       This page intentionally left blank

FIRST INVESTORS SERIES FUND

DIRECTORS
------------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
------------------------------------------------

GLENN O. HEAD
President

NANCY W. JONES
Vice President

PATRICIA D. POITRA
Vice President

CLARK D. WAGNER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

FIRST INVESTORS SERIES FUND

SHAREHOLDER INFORMATION
------------------------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST INVESTORS SERIES FUND
95 WALL STREET
NEW YORK, NY 10005


First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS FINANCIAL NETWORK
FIBC-103

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.


FIRST
INVESTORS
SERIES FUND

Blue Chip Fund
Insured Intermediate
 Tax Exempt Fund
Investment Grade Fund
Special Situations Fund
Total Return Fund

SEMI-
ANNUAL
REPORT

JUNE 30, 1998